Hotchkis & Wiley International Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.8%		Shares	Value
Aerospace & Defense - 2.2%
Airbus SE		450	$105,087

Automobile Components - 2.1%
Magna International, Inc.		2,092	99,119

Automobiles - 0.9%
Mercedes-Benz Group AG		665	41,915

Banks - 16.0%
ABN AMRO Bank NV (a)		2,400	76,991
Banca Monte dei Paschi di Siena SpA		10,530	93,698
Banco Santander SA		5,570	58,454
Barclays PLC		19,682	101,270
BNP Paribas SA		1,474	134,817
ING Groep NV		3,342	87,613
Lloyds Banking Group PLC		84,300	95,393
NatWest Group PLC		6,584	46,505
Societe Generale SA		1,056	70,305
			765,046

Beverages - 4.7%
Arca Continental SAB de CV		6,700	70,371
Heineken Holding NV		2,237	153,600
			223,971

Capital Markets - 3.0%
IGM Financial, Inc.		1,300	47,322
Julius Baer Group Ltd.		1,400	97,485
			144,807

Chemicals - 9.0%
Akzo Nobel NV		2,350	167,715
Fuso Chemical Co. Ltd.		4,400	145,560
Nippon Sanso Holdings Corp.		3,300	116,872
			430,147

Communications Equipment - 4.4%
Nokia Oyj		4,315	20,750
Telefonaktiebolaget LM Ericsson - Class B		23,179	192,061
			212,811

Energy Equipment & Services - 0.9%
Subsea 7 SA		2,185	45,338

Food Products - 2.6%
JDE Peet's NV		3,385	124,188

Health Care Equipment & Supplies - 3.9%
Koninklijke Philips NV		3,454	94,619
Siemens Healthineers AG (a)		1,700	92,083
			186,702

Hotels, Restaurants & Leisure - 3.9%
Accor SA		2,320	110,225
Lottomatica Group SpA		2,900	78,050
			188,275

Household Durables - 1.4%
Panasonic Holdings Corp.		6,100	66,210

Household Products - 4.0%
Henkel AG & Co. KGaA		2,610	193,732

Industrial Conglomerates - 4.7%
Siemens AG		440	118,791
Smiths Group PLC		3,295	104,468
			223,259

Insurance - 1.9%
Tokio Marine Holdings, Inc.		1,100	46,556
Zurich Insurance Group AG		64	45,746
			92,302

IT Services - 1.0%
Capgemini SE		315	45,951

Machinery - 0.3%
CNH Industrial NV		1,568	17,013

Media - 5.1%
Havas NV		38,855	71,630
Informa PLC		3,900	48,129
RTL Group SA		680	27,930
WPP PLC		19,345	96,430
			244,119

Metals & Mining - 0.6%
Glencore PLC		6,085	28,025

Multi-Utilities - 1.5%
National Grid PLC		4,985	71,628

Oil, Gas & Consumable Fuels - 8.7%
Baytex Energy Corp.		8,920	20,895
Cenovus Energy, Inc.		1,775	30,138
Kosmos Energy Ltd. (b)		15,788	26,208
Shell PLC		4,437	159,144
Suncor Energy, Inc.		1,165	48,753
TotalEnergies SE		2,170	132,172
			417,310

Passenger Airlines - 2.6%
Qantas Airways Ltd.		17,415	125,837

Personal Care Products - 0.9%
Unilever PLC		713	42,144

Pharmaceuticals - 2.7%
AstraZeneca PLC		590	90,389
GSK PLC		1,767	37,941
			128,330

Professional Services - 1.9%
Randstad NV		2,155	91,888

Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		285	79,598
Tokyo Electron Ltd.		300	53,180
			132,778

Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC (b)		2,460	38,862

Wireless Telecommunication Services - 1.3%
Vodafone Group PLC		53,741	62,496
TOTAL COMMON STOCKS (Cost $3,722,658)			4,589,290

PREFERRED STOCKS - 1.0%		Shares	Value
Automobiles - 1.0%
Bayerische Motoren Werke AG, 0.00%		511	47,598
TOTAL PREFERRED STOCKS (Cost $35,839)			47,598

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)		139,065	139,065
TOTAL MONEY MARKET FUNDS (Cost $139,065)			139,065

TOTAL INVESTMENTS - 99.7% (Cost $3,897,562)			4,775,953
Other Assets in Excess of Liabilities - 0.3%			13,028
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$4,788,981
two			–%
Percentages are stated as a percent of net assets. Par amount is in USD unless otherwise indicated.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $169,074 or 3.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley International Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$487,546	$4,101,744	$–	$4,589,290
Preferred Stocks	–	47,598	–	47,598
Money Market Funds	139,065	–	–	139,065
Total Investments	$626,611	$4,149,342	$–	$4,775,953

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United Kingdom	$1,057,149	22.1%
Netherlands	796,614	16.6
France	670,187	14.0
Germany	494,119	10.3
Japan	428,378	9.0
Canada	246,227	5.1
Sweden	192,061	4.0
Italy	171,749	3.6
Switzerland	171,257	3.6
Australia	125,837	2.6
Taiwan	79,598	1.7
Mexico	70,371	1.5
Spain	58,453	1.2
Luxembourg	27,930	0.6
United States	26,208	0.5
Finland	20,750	0.4
Cash and Other	152,093	3.2
	$4,788,981	100.0%